Employee Benefit Plans (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 Y domesticlocation	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Employee Benefit Plans [Abstract]
Domestic Locations Number		2
Defined Contribution Plan, Requisite Service Period	90 days
Defined Contribution Plan, Employer Non Elective Contribution Percent		4.00%
Defined Contribution Plan, Requisite Service Period Minimum		1000 hours
Defined Contribution Plan, Employer Match, Level One		100.00%
Defined Contribution Plan, Employer Match, Employee Contribution, Level One		3.00%
Defined Contribution Plan, Employer Match, Level Two		50.00%
Defined Contribution Plan, Employer Match, Employee Contribution, Level Two		2.00%
Defined Contribution Plan, Employer Contribution Percent Maximum Discretionary Contribution		4.00%
Defined Contribution Plan, Requisite Service Period for Employee Vesting		3
Defined Contribution Plan, Cost Recognized		$ 1,600,000	$ 1,200,000	$ 1,000,000
Other Postretirement Benefits Payable		1,088,000	1,199,000		1,928,000
Deferred Compensation Arrangement with Individual, Employer Contribution		271,000	47,000
Deferred Compensation Arrangement with Individual, Recorded Liability		528,000	171,000
Accrued Bonuses, Current		$ 4,845,000	$ 554,000		$ 3,683,000